Significant Risks	6 Months Ended
Jun. 30, 2026
Significant Risks [Abstract]
Significant Risks

4. Significant Risks

Currency risk

The functional currency of the Group’s Hong Kong entities is HK$ and the functional currency of the entities in the Cayman Islands, B.V.I, and Singapore is US$. The accompanying unaudited condensed consolidated financial statements are presented in US$. The Group’s sales, operation activities and assets and liabilities are predominately denominated in the functional currency. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$. Hong Kong Monetary Authority guarantees to exchange US$ into HK$, or vice versa, at a rate close to HK$7.80 to US$1.00.

At the same time, the Group buys watches from distributors located in Hong Kong, South America, Europe and Singapore for the six months ended June 30, 2026, 2025 and 2024, primarily using HK$ and Swiss Franc (“CHF”), and sell them to customers in HK$. Any fluctuation in exchange rates against HK$ may result in higher costs of purchases.

For the six months ended June 30, 2026, the Group had $3,319,140 purchases denominated in CHF. The Group estimates that any appreciation of CHF against HK$ in the future would result in an increase in cost of purchase, and vice versa. If the Group cannot pass these increased costs on to its customers, it would negatively impact the gross profit margin and net income. Based on the same purchase volume as in the six months ended June 30, 2026, the costs related to purchases denominated in CHF would increase by $33,191 if there is a 1% appreciation of CHF against HK$. Conversely, the costs would decrease by $33,191 if there is a 1% depreciation of CHF against HK$.

The Group has not used any instruments or derivatives to manage or hedge its currency risk exposure.

Concentration and credit risks

Financial instruments that potentially subject the Group to the credit risks consist of cash and cash equivalents, accounts receivable, loans receivable, investment in equity securities, amount due from a related party and other current assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Group deposits its cash and cash equivalents and restricted cash with reputable banks located in Hong Kong, Taiwan, and third-party qualified custodian. As of June 30, 2026 and December 31, 2025, $735,186 and $1,464,381 were deposited with banks in Hong Kong, respectively. Balances maintained with banks in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of HK$800,000 ($102,015) effective on October 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. As of June 30, 2026 and December 31, 2025, $200,483 and $nil were deposited with bank in Taiwan, respectively. Balance maintained with bank in Taiwan is insured under the Deposit Insurance Scheme administered by the Central Deposit Insurance Corporation (CDIC) for a maximum amount of NT$3,000,000 (equivalent to approximately $94,000) per depositor at each participating bank, whilst the balances maintained by the Group may at times exceed the insured limits. Funds held on custodian platforms are not covered by any equivalent deposit protection scheme. As of June 30, 2026 and December 31, 2025, $378,381 and $nil were deposited with third-party qualified custodian, respectively. These balances are not subject to any deposit insurance or equivalent protection scheme.

The Group has not experienced any losses in these bank accounts or with respect to its custodial cash balance, and management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Assets that potentially subject the Group to significant credit risks primarily consist of accounts receivable, loans receivable, and other current assets. The Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables and general economic conditions. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of June 30, 2026 and December 31, 2025, the balances of allowance for expected credit losses against these balances were $93,475 and $90,851, respectively.

For the six months ended June 30, 2026, 2025 and 2024, the Group’s watch trading operations and related assets were located in Hong Kong, while the Group’s digital assets and investments in equity securities were held through its entities incorporated in Singapore and the Cayman Islands. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a) Major customers

For the six months ended June 30, 2026, only one customer accounted for 10% or more of the Group’s revenue. Revenue from this customer accounted for 19% of the Group’s total revenue for that period.

For the six months ended June 30, 2025, three customers accounted for 10% or more of the Group’s revenue. Revenue from these three customers accounted for 22%, 12% and 10% of the Group’s total revenue for that period, respectively.

For the six months ended June 30, 2024, two customers accounted for 10% or more of the Group’s revenue. Revenue from these two customers accounted for 25% and 14% of the Group’s total revenue for that period, respectively.

	Six months ended June 30, 2026		As of June 30, 2026
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$1,175,872	19%	$2,790
Total:	$1,175,872	19%	$2,790

	Six months ended June 30, 2025		As of June 30, 2025
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer A	$947,824	22%	$—
Customer B	509,600	12%	—
Customer C	444,210	10%	3,522
Total:	$1,901,634	44%	$3,522

	Six months ended June 30, 2024		As of June 30, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross
	(Unaudited)		(Unaudited)
Customer B	$1,944,592	25%	$—
Customer A	1,095,823	14%	—
Total:	$3,040,415	39%	$—

As of June 30, 2026, there were three customers whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and they accounted for 53%, 32% and 12% of the total balances of accounts receivable, respectively.

As of December 31, 2025, there was one customer whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and it accounted for 98% of the total balances of accounts receivable.

All the concentration percentages of accounts receivable are calculated before allowance for expected credit losses.

(b) Major vendors

For the six months ended June 30, 2026, four vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these four vendors accounted for 24%, 19%, 15% and 10% of the Group’s total purchase for that period, respectively.

For the six months ended June 30, 2025, three vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these three vendors accounted for 22%,18% and 16% of the Group’s total purchase for that period, respectively.

For the six months ended June 30, 2024, four vendors accounted for 10% or more of the Group’s total purchase. Total purchase from these four vendors accounted for 29%, 19%, 18% and 13% of the Group’s total purchase for that period, respectively.

	Six months ended June 30, 2026		As of June 30, 2026
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor A	$946,549	24%	$—
Vendor B	772,737	19%	—
Vendor C	601,700	15%	—
Vendor D	400,936	10%	—
Total:	$2,721,922	68%	$—

	Six months ended June 30, 2025		As of June 30, 2025
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$1,165,468	22%	$—
Vendor B	984,940	18%	—
Vendor F	840,968	16%	—
Total:	$2,991,376	56%	$—

	Six months ended June 30, 2024		As of June 30, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable
	(Unaudited)		(Unaudited)
Vendor E	$1,942,365	29%	$—
Vendor F	1,240,184	19%	—
Vendor G	1,209,550	18%	—
Vendor H	884,630	13%	244,380
Total:	$5,276,729	79%	$244,380

As of June 30, 2026, there was one vendor whose payables accounted for 10% or more of the Group’s total balances of accounts payable and it accounted for 91% of the total balance of accounts payable.

As of December 31, 2025, there was one vendor whose payables accounted for 10% or more of the Group’s total balances of accounts payable and it accounted for 98% of the total balances of accounts payable.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on bank deposits and bank borrowings, particularly during periods when the interest rate is expected to change significantly. Nevertheless, given the amounts of bank deposits in question, the Group considers the related interest rate risk not material. On the other hand, as of June 30, 2026, the Group had outstanding bank borrowings of $3,471,798. The Group estimates that a 1% increase in the Hong Kong Dollar Prime Rate against bank borrowings outstanding as of June 30, 2026 would result in an increase in interest expense of $34,718 per annum whilst the Group estimates that a 1% decrease in the Hong Kong Dollar Prime Rate against bank loans outstanding on June 30, 2026 would result in a decrease in interest expense of $34,718 per annum. The Group has not used any instruments or derivatives to manage or hedge its interest rate risk exposure.

Price risk

As of June 30, 2026, the Group held investments in equity securities with an aggregate carrying value of approximately $22,360,823, comprising the investment in DV8 and the portfolio investment managed by Asia Strategy Partners LLC. These investments are measured at fair value, with changes in fair value recognized in the unaudited condensed consolidated statements of operations and comprehensive loss. The Group estimated that a 10% adverse movement in the fair value of these investments would result in a pre-tax loss of approximately $2,236,082, vice versa. The Group does not currently use derivative instruments to hedge its equity price exposure.

As of June 30, 2026, the Group held 30 Bitcoins with an aggregate carrying value of $1,758,924, together with USDT and USDC with an aggregate carrying value of US$452,628. All the Bitcoins were pledged as collateral to secure a third party borrowing and are presented as restricted digital assets. The digital assets are measured at fair value in accordance with ASC 350-60, with changes in fair value recognized in its unaudited condensed consolidated statements of operations and comprehensive loss. The Group estimated that a 10% adverse movement in the fair value of the bitcoins would result in a pre-tax loss of approximately $221,155, vice versa. The Group monitors its digital asset exposure on an ongoing basis and has not entered into derivative arrangements to hedge that exposure.